Related Party Transactions	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

19 - RELATED PARTY TRANSACTIONS

1) Nature of relationships with related parties

Name	Relationship with the Company
Gangjiang Li	Principle Shareholder
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	46.01% controlled by Gangjiang Li and 1.36% controlled by Yi Ma
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	26.32% controlled by Gangjiang Li and 13.43% controlled by Yi Ma
Bejing Guosheng Huaxing Technology Co., Ltd. (“Beijing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Zhongshi Huiyun Technology Co., Ltd. (“Beijing Zhongshi Huiyun”)	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co. Ltd. (“Nanjing Baishi Cloud”)	Controlled by Gangjiang Li
Nanjing Baishi Cloud Technology Co., Ltd. (“Nanjing Baishi Cloud”)	Controlled by Gangjiang Li

2) Transactions with related parties

During the six months ended December 31, 2024 and 2023, the transactions with related parties were as follows:

Sales to related parties

	For the Six Months Ended December 31,
	2024	2023
Nanjing Guosheng Huaxing	5,868	5,868

Guarantees with related parties

On December 5, 2022, Nanjing BaiJiaYun entered into a loan guarantee agreement with the Industrial and Commercial Bank of China, pursuant to which, Nanjing BaiJiaYun provided guarantee for a loan in the principal amount of RMB46.0 million (approximately $6.3 million) from the Industrial and Commercial Bank of China to Nanjing Baishi Cloud. The term of the loan is from December 5, 2022 to September 29, 2032. Through providing the guarantee, the Company has a variable interest in Nanjing Baishi Cloud but is not its primary beneficiary, because the Company does not have the power to direct the activities of Nanjing Baishi Cloud that most significantly impact its economic performance. The Company did not provide other financial support to Nanjing Baishi Cloud. A comparison of the carrying amounts of the guarantee recognized in the consolidated balance sheet and the maximum exposure to loss as a result of providing the guarantee is presented as follows.

		Maximum
	Carrying	exposure to
	Amount	loss
Guarantee provided by the Company to Nanjing Baishi Cloud	$—	$6,343,690

In June 2023, Mr. Gangjiang Li provided guarantee with maximum guaranteed amount of RMB30.0 million (approximately $4.1 million) on a credit line agreement entered into between BaiJia Cloud Technology and China Merchants Bank. The term of the guarantee is from June 29, 2023 to June 28, 2024.

As of December 31, 2024 and June 30, 2024, the balances with related parties were as follows:

	December 31,	June 30,
	2024	2024
Prepayments - related parties
Nanjing Guosheng Huaxing	64,622	64,908
	64,622	64,908

Accounts payable - related parties
Jinan Zhongshi Huiyun	384,379	-
	384,379	-

Due to related parties
Beijing Guosheng Huaxing	24,660	66,050
Beijing Zhongshi Huiyun	32,880	49,538
	57,540	115,588